Share capital and share-based compensation - Narrative (Details)		3 Months Ended	12 Months Ended
	May 12, 2022 USD ($) $ / shares shares	Oct. 31, 2022 shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($)	Aug. 10, 2021
Disclosure of classes of share capital [line items]
Business combination, share exchange ratio						39.91
Proceeds from sale of stock, net of transaction costs	$ 49,700,000
Exercise of stock options (in shares) | shares			1,547,113	2,172,820
Share-based compensation			$ 17,500,000	$ 4,000,000.0	$ 300,000
Fair value of stock options granted			$ 3,700,000	8,300,000	900,000
Vesting period		1 year	3 years
RSU And Stock Option Costs To Assets Under Construction				$ 0
Common shares, without par value
Disclosure of classes of share capital [line items]
Common stock, share subscriptions receivable	$ 50,000,000
Exercise price of outstanding stock options (in shares) | $ / shares	$ 9.43
Number of shares issued (in shares) | shares	5,300,352
Common shares, without par value | LG Chem, Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	2,650,176
Common shares, without par value | LG Energy Solution, Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	2,650,176
Tranche One | Common shares, without par value
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 10
Number of shares issued (in shares) | shares	4,416,960
Common stock, aggregate share subscription price	$ 44,200,000
Tranche Two | Common shares, without par value
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 6.6
Number of shares issued (in shares) | shares	883,392
Common stock, aggregate share subscription price	$ 5,800,000
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements			10 years
Stock options
Disclosure of classes of share capital [line items]
Exercise of stock options (in shares) | shares			1,547,113	1,148,570
Share-based compensation			$ 6,600,000	$ 2,700,000	(200,000)
Stock options | Li-Cycle Holdings Corp.
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		1,446,697	1,446,697	1,031,226
Restricted share units
Disclosure of classes of share capital [line items]
Share-based compensation			$ 11,500,000	$ 1,300,000	$ 100,000
Restricted share units | Maximum
Disclosure of classes of share capital [line items]
Vesting period			3 years